Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
KINETICS MUTUAL FUNDS, INC.

The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
(each a “Fund”)

Supplement dated December 16, 2019
to the Prospectuses, each dated April 30, 2019
Effective immediately, the following strategy and risk disclosures are added to the Prospectuses for each Fund:

Kinetics Paradigm Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Paradigm Fund
Strategy [Heading]	rr_StrategyHeading	Each of the following paragraphs is added to the end of the “Principal Investment Strategies” section of the Summary Section of the Prospectuses for the respective Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Paradigm Portfolio held 33.86% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Risk [Heading]	rr_RiskHeading	Each of the following risk disclosures is added to the “Principal Investment Risks” sections of the Prospectuses for the respective Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Single Stock Concentration Risk: The Paradigm Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Small Cap Opportunities Fund
Strategy [Heading]	rr_StrategyHeading	Each of the following paragraphs is added to the end of the “Principal Investment Strategies” section of the Summary Section of the Prospectuses for the respective Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Small Cap Portfolio held 31.00% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Risk [Heading]	rr_RiskHeading	Each of the following risk disclosures is added to the “Principal Investment Risks” sections of the Prospectuses for the respective Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Single Stock Concentration Risk: The Small Cap Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

Kinetics Market Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Market Opportunities Fund
Strategy [Heading]	rr_StrategyHeading	Each of the following paragraphs is added to the end of the “Principal Investment Strategies” section of the Summary Section of the Prospectuses for the respective Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Market Opportunities Portfolio held 29.40% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Risk [Heading]	rr_RiskHeading	Each of the following risk disclosures is added to the “Principal Investment Risks” sections of the Prospectuses for the respective Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Single Stock Concentration Risk: The Market Opportunities Portfolio may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Portfolio to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

Kinetics Spin-Off and Corporate Restructuring Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Spin-off and Corporate Restructuring Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
KINETICS MUTUAL FUNDS, INC.

The Kinetics Spin-off and Corporate Restructuring Fund

(the “Fund”)

Supplement dated December 16, 2019
to the Prospectus dated April 30, 2019

Effective immediately, the following strategy and risk disclosures are added to the Prospectus for the Fund:

Strategy [Heading]	rr_StrategyHeading	The following paragraph is added to the end of the “Principal Investment Strategies” summary section for the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund held 36.38% of its net assets in the Texas Pacific Land Trust (the “Land Trust”) as of November 30, 2019. The Land Trust is a trust organized under the laws of the state of New York. One of the largest land owners in Texas, the Land Trust derives most of its income from oil and gas royalty revenue, land easements and water royalties and sales. The Land Trust has historically operated with minimal operating expenses, little to no debt and utilized cash flow to return capital to unitholders through share repurchases and dividends. While the Land Trust has held the majority of its assets since its formation in 1888, the development of energy resources subject to its royalty interests and related land use have experienced rapid growth in recent years due to advances in energy exploration and extraction technologies.

Risk [Heading]	rr_RiskHeading	The following risk disclosure is added to the “Principal Investment Risks” section of the Prospectus for the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Single Stock Concentration Risk: The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance.

The following risk disclosure is added to the "Principal Risks of Investing" section of the Prospectus for the Fund:

Single Stock Concentration Risk. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. As of November 30, 2019, the Fund held a large concentration of its net assets in the Land Trust. Because a large portion of the Land Trust’s revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Fund given the concentration in this holding.